Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We do not schedule the grant of stock options or other equity awards in anticipation of the disclosure of material nonpublic information, and we do not schedule the disclosure of material nonpublic information based on the timing of grants of stock options or other equity awards. We have not adopted any formal policy that would require the Compensation Committee or the Board to grant, or to avoid granting, stock options or other equity awards to our named executive officers or other employees at certain times. Under our Director Compensation Program (described above under the heading “Director Compensation”), annual awards of stock options and restricted stock are granted to our non-employee directors on the third trading day after the earlier of the date of the earnings release or the date the annual report is filed on Form 10-K.
Award Timing Predetermined [Flag]	false
Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false